Leases (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income and expenses
Depreciation expense on RoU assets	€ (47)	€ (20)	€ (8)
Interest expense on lease liabilities	(5)	(2)	(1)
Expense relating to short-term leases	(5)	0	0
Expense relating to low value leases	(1)	(6)	(3)
Total	€ (58)	€ (28)	€ (12)